Fixed assets, net (Details Narrative) - EUR (€)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Property, Plant and Equipment [Line Items]
Net of accumulated depreciation	€ 87,800	€ 87,800
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Net of accumulated depreciation	€ 87,800		€ 87,800